As filed with the Securities and Exchange Commission on August 6, 2026.

1933 Act File No. 333-288898

1940 Act File No. 811-24107

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.

Post-Effective Amendment No. 3 ☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 6 ☑

(Check appropriate box or boxes)

Founder Funds Trust

(Exact Name of Registrant as Specified in Charter)

4848 Lemmon Avenue, Suite 100-783

Dallas, TX 75219

(866) 315-5322

Michael C. Monaghan Founder Funds Trust

4848 Lemmon Avenue, Suite 100-783

Dallas, TX 75219

(Name and Address of Agent for Service)

With Copies to:

Michael Monaghan

Founder ETFs, LLC

4848 Lemmon Avenue, Suite 100-783

Dallas, TX 75219

Approximate Date of Proposed Public Offering:
The Fund continuously offers and redeems shares of beneficial interest.

Title of Securities Being Registered:
Shares of Beneficial Interest.

It is proposed that this filing will become effective (check appropriate box):

☑ immediately upon filing pursuant to paragraph (b) of Rule 485

□ on (date) pursuant to paragraph (b) of Rule 485

□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

PURPOSE OF AMENDMENT

This Post-Effective Amendment No. 3 is filed for the following purposes:

1.	To update the Statement of Additional Information to reflect the election of Lauren Cassidy, CFA, as an Interested Trustee of the Registrant. Ms. Cassidy was elected by the Registrant’s sole shareholder, Michael C. Monaghan, on November 24, 2025, prior to the commencement of public trading, with her service as an Interested Trustee commencing on July 1, 2026. The Board of Trustees confirmed her service at its meeting held on August 4, 2026.
2.	To update the information concerning the principal officers of the Registrant to reflect that Ms. Cassidy became Chief Investment Officer and Partner of the Registrant’s investment adviser effective July 1, 2026, and was appointed Treasurer and Secretary of the Registrant by the Board of Trustees effective August 4, 2026. The amendment also reflects the resignation of Caitlin Johannes as Treasurer and Secretary of the Registrant, effective April 24, 2026. Michael C. Monaghan performed the duties of Treasurer and Secretary on an interim basis from April 24, 2026, until Ms. Cassidy’s appointment became effective on August 4, 2026.
3.	To update the information concerning the Chief Compliance Officer of the Registrant to reflect the appointment of Benjamin Bair as Chief Compliance Officer by the Board of Trustees, effective August 4, 2026, and the resignation of Will Clark as Chief Compliance Officer, effective August 4, 2026.
4.	To correct an inadvertent reference in the Performance Information section to the FT Wilshire 5000 Index by replacing it with the benchmark index used by the Fund since inception, the Solactive GBS United States 500 Index TR (Ticker: US500T).

PART I – UPDATES TO PROSPECTUS

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title	Date Began Managing the Fund
Michael Monaghan	Portfolio Manager & Partner of the Adviser	Since inception in 2025
Lauren Cassidy, CFA	Chief Investment Officer & Partner of the Adviser	Since July 1, 2026

Performance Information – Benchmark Index Correction

The Performance Information section is amended to replace all references to the “FT Wilshire 5000 Index” with the “Solactive GBS United States 500 Index TR (Ticker: US500T)” as the Fund’s performance benchmark. The corrected disclosure reads as follows:

The Solactive GBS United States 500 Index TR (Bloomberg Ticker: US500T) (the “Index”) measures the performance of the largest 500 companies in the U.S. equity market. Index constituents are selected based on company market capitalization and weighted by free-float market capitalization. The Index is calculated in U.S. dollars on a gross-total-return basis. The Fund uses the Index as a performance benchmark to evaluate its returns relative to the broader U.S. large-cap equity market, although the Fund is actively managed and does not seek to replicate or track the Index’s composition or performance.

PART II – UPDATES TO STATEMENT OF ADDITIONAL INFORMATION

Principal Officers of the Trust

The Officers of the Trust manage their day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is Founder ETFs, LLC, 4848 Lemmon Avenue, Suite 100-783, Dallas, Texas 75219.

Name / Term / Year of Birth	Position Held	Since	Principal Occupation Past 5 Years	Portfolios	Other Directorships
Michael C. Monaghan Indefinite / 1975	Chairman, President, Interested Trustee	2025	Founder & CEO at Beartooth, Portfolio Manager and Partner, Founder ETFs, LLC (since December 2025)	1	n/a
Lauren Cassidy, CFA Indefinite / 1980	Interested Trustee	July 1, 2026	Chief Investment Officer and Partner, Founder ETFs, LLC (since July 2026)	1	n/a
	Treasurer & Secretary	August 4, 2026	Senior Equity Research Analyst & Portfolio Manager at Westwood Holdings Group (2015-2025)
Benjamin Bair Indefinite / 1970	Chief Compliance Officer	August 4, 2026	Global Head of Compliance at Cantor Fitzgerald (2019-2025; retired since February 2025)	n/a	n/a

Note:

Ms. Cassidy is an Interested Trustee under Section 2(a)(19) of the 1940 Act because of her positions as Chief Investment Officer and Partner of the Adviser.

Will Clark has resigned as Chief Compliance Officer, effective august 4, 2026. Caitlin Johannes has resigned as Secretary and Treasurer, effective April 24, 2026. Michael C. Monaghan performed the duties of Treasurer and Secretary on an interim basis from April 24, 2026, until Ms. Cassidy’s appointment became effective on August 4, 2026.

Other Accounts Managed

As of August 5, 2026, Lauren Cassidy, CFA, did not manage any accounts other than the Fund, including any accounts subject to performance-based advisory fees. Since Ms. Cassidy does not manage any other accounts, the Adviser has not identified any material conflicts of interest.

Account Category	Number	Assets	Performance-Fee Accounts	Performance-Fee Assets
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Compensation for the Portfolio Managers

Michael C. Monaghan and Lauren Cassidy, CFA, serve as the Fund's portfolio managers. Neither portfolio manager receives a salary or bonus. Instead, they share the Adviser's net profits. Those net profits consist of the advisory fees earned from the Fund, less the Adviser's operating expenses. Under the Fund's unified fee arrangement, the Adviser is responsible for paying substantially all of the Fund's operating expenses from the advisory fee it receives.

Ownership of Securities

As of August 5, 2026, Ms. Cassidy beneficially owned over $1,000,000 of Shares of the Fund.

Lauren Cassidy, CFA – Officer Qualification

The Trust has concluded that Lauren Cassidy, CFA, is qualified to serve as Chief Investment Officer of the Adviser and as Interested Trustee effective July 1, 2026, and as Treasurer & Secretary of the Trust effective August 4, 2026, based on her 23 years of fundamental and quantitative equity research experience. Ms. Cassidy qualifies as an Interested Trustee under Section 2(a)(19) of the Investment Company Act of 1940 due to her affiliation with the Adviser as Founder, Partner, and Chief Investment Officer of Founder ETFs, LLC. Ms. Cassidy has invested across a broad range of Founder-Led companies, from mega-caps to micro-caps, spanning U.S. and global markets, serving as an Analyst at Sanford Bernstein, Cantillon Capital, and J.P. Morgan Asset Management, and as Senior Analyst and Portfolio Manager at Westwood Holdings Group, where she co-managed more than $4 billion across the Large Cap Quality Value, All Cap Value, and Mid Cap Value strategies. As a CFA charterholder, Ms. Cassidy holds an MBA with Honors from Columbia Business School, where she participated in the Value Investing Program, and a BBA with Honors in Finance and Accounting from Southern Methodist University. Lauren brings analytical rigor, a disciplined process, and a deep understanding of what defines exceptional long-term investments. Given her integrity, patience, dedication, and extensive investment research and portfolio-management experience, together with her knowledge of the Adviser and the Fund’s investment strategy, the Trust concluded that she is qualified to serve as a Trustee.

Benjamin Bair – Officer Qualification

The Trust has concluded that Benjamin Bair is qualified to serve as Chief Compliance Officer of the Trust effective August 4, 2026, based on his nearly three decades of legal, regulatory, and financial compliance experience including most recently as Global Head of Compliance at Cantor Fitzgerald for more than six years. Previously, he held senior leadership positions at Barclays, including Managing Director and Global Head of Conduct Oversight, Global Head of Investigations and Whistleblowing, and Head of Compliance for the Asia-Pacific region. Earlier in his career, Mr. Bair served as Managing Director and Head of Compliance for Asia ex-Japan at Nomura, Managing Director and Head of Investment Banking Compliance at Credit Suisse, and Regulatory Counsel at Morgan Stanley. He began his legal career as an associate attorney at Cravath, Swaine & Moore. Mr. Bair brings extensive experience managing global compliance programs, advising regulated businesses, overseeing regulatory and internal investigations, administering whistleblowing programs, and addressing securities-law and conduct risks. His legal background, senior leadership experience, international perspective, and demonstrated understanding of complex regulatory environments qualify him to oversee the Trust’s compliance program and advise the Board of Trustees regarding its compliance responsibilities.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b), and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas, on August 5, 2026.

FOUNDER FUNDS TRUST

Signature	Title	Date
/s/ Michael C. Monaghan Michael C. Monaghan Chairman and President	Chairman and President of the Trust, Interested Trustee	August 5, 2026
/s/ Lauren Cassidy, CFA * Lauren Cassidy Treasurer and Secretary	Treasurer & Secretary of the Trust, Interested Trustee	August 5, 2026
/s/ Benjamin Bair * Benjamin Bair CCO	Chief Compliance Officer of the Trust	August 5, 2026
/s/ Brock Vandervliet * Brock Vandervliet Independent Trustee	Trustee	August 5, 2026
/s/ David Perlin * David Perlin, MBA Independent Trustee	Trustee	August 5, 2026
/s/ Matthew Loesch * Matthew Loesch, CFA Independent Trustee	Trustee	August 5, 2026

FOUNDER FUNDS TRUST
By: /s/ Michael C. Monaghan
Michael C. Monaghan, President

Attorney-in-Fact

* Pursuant to powers of attorney filed herewith as Exhibit (h)(4) and previously filed as Exhibit (h)(3), which is incorporated herein by reference.